Summary of Significant Accounting Policies - Evernorth - Interim	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a)Basis of Presentation
The consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated.
The consolidated statement of operations for the period from inception to December 31, 2025 reflects all expenses and activities directly attributable to the Company.
(b)Use of Estimates
The preparation of the consolidated financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to liability measured at fair value using the fair value option, and determination of the fair value of its digital assets pursuant to its principal market.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.
(c)Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $152,717,402, primarily consisted of professional service fees, digital asset impairment, change in fair value of refundable investor advances, and other start-up costs. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the consolidated statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the consolidated financial statements. The measure of segment assets are the total assets as reported on the consolidated balance sheets.
(d)Emerging Growth Company Status
The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.
(e)Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statement of operations.
As of December 31, 2025 and September 30, 2025, the Company had $3,802,903 and $1,761,419 of deferred offering costs, respectively.
(f)Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices from Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.
The Company determined that its current digital asset holdings are out of scope of ASU 2023-08. The Company will reassess the scope of ASU 2023-08 upon changes in facts and circumstances, including consummation of the Proposed Business Combination.
(g)Income Tax
The Company is a U.S. C-Corporation and as such, is a regarded entity for U.S Federal and State taxation and subject to income taxes.
For purposes of these separately issued financial statements, the Company applies the separate return method, under which the Company’s current and deferred income taxes are determined as if the Company filed its income tax returns on a stand-alone basis in each applicable jurisdiction.
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”), for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date. We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If we determine that we would be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes. As of the date of the accompanying consolidated financial statements, the Company recorded a valuation allowance equal to 100% of the Company’s DTAs, as the Company concluded that the amounts are not realizable in the foreseeable future.
The Company records its income taxes receivable and payable based upon its estimated income tax position. Because the Company expects to be in a loss for the current year it has not recorded a current tax receivable or payable. We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority
(h)General and Administrative Expenses
General and administrative expenses primarily consist of professional service fees, including consulting, accounting, and legal fees, as well as other start-up costs.
(i)Fair Value Measurements
The Company accounts for certain assets and liabilities at fair value in accordance with ASC 820 Fair Value Measurement. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques based on the extent to which those inputs are observable in the marketplace. Fair value measurements are classified within the hierarchy based on the lowest level input that is significant to the measurement in its entirety. The three levels of the fair value hierarchy are as follows:
Level 1 – Inputs are based on quoted (unadjusted) prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 – Inputs are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 – Inputs are generally unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. These valuations are determined using model-based techniques, such as discounted cash flow models or option pricing models, and require the use of significant judgment. Unobservable inputs are significant to the fair value measurements in their entirety.
Below summarizes the financial liabilities measure at fair value as of December 31, 2025:

Financial liabilities measured at fair value	Level 1	Level 2	Level 3	Total
Refundable investor advances	—	—	764,570,995	764,570,995
Total financial liabilities	—	—	764,570,995	764,570,995
There were no financial instruments measured at fair value as of September 30, 2025.
(j)Refundable Investor Advances
Refundable investor advances are accounted for at fair value pursuant to the fair value option and are remeasured at fair value at each reporting date, with changes in fair value recognized on the statement of operations as other (income) expense.
Summary of Significant Accounting Policies
(a)Basis of Presentation
The condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated.
The consolidated statement of operations for the six months ended June 30, 2026 reflects all expenses and activities directly attributable to the Company.
In the opinion of management, the condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented.
(b)Significant Accounting Policies
There have been no material changes to our significant accounting policies from those disclosed in Note 2 — Basis of Presentation and Summary of Significant Accounting Policies of the notes to the consolidated financial statements included elsewhere in this prospectus.
Use of Estimates
The preparation of the condensed consolidated financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to liability measured at fair value using the fair value option, and determination of the fair value of its digital assets pursuant to its principal market.
The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity that are not readily apparent from other sources. Actual results and outcomes could differ from these estimates and assumptions.
Segment Reporting
The Company has determined that it operates in a single operating and reportable segment. The Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”), responsible for evaluating performance and allocating resources. For the period presented, the Company’s activities were limited to initial formation and preparatory steps related to the Proposed Business Combination.
Net loss incurred during the period totaled $188,134,733, primarily consisted of professional service fees, digital asset impairment, and changes in fair value of refundable investor advances. The CODM assesses segment performance based on net loss, which is the measure of segment profit or loss reported in the consolidated statement of operations. Segment expense information provided to the CODM is based on the expense categories presented in the condensed consolidated financial statements. The measure of segment assets are the total assets as reported on the consolidated balance sheets.
Emerging Growth Company Status
The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. This means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company has the option to adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and can do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company has elected to use the extended transition period for complying with new or revised accounting standards unless the Company otherwise early adopts select standards.
Deferred Offering Costs
The Company defers certain legal, professional, accounting and other third-party fees that are directly associated with proposed offerings of securities, including the Proposed Business Combination, as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded as a reduction of the proceeds received from the equity financing. If a planned equity financing is abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statement of operations.
As of June 30, 2026 and December 31, 2025, the Company had $6,423,096 and $3,802,903, respectively, of deferred offering costs.
Digital Assets
The Company accounts for its digital assets, which consist solely of XRP, as indefinite lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. Digital assets are initially recorded at cost and are subsequently measured at cost, net of accumulated impairment losses.
The Company determines the fair value of its XRP on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, using quoted prices from Coinbase, its principal market for XRP (Level 1 inputs). Each quarter, the Company evaluates whether events or changes in circumstances, primarily declines in quoted prices on the active market, indicate that it is more likely than not that the digital assets are impaired. In assessing impairment, the Company considers the lowest observable intraday price for one XRP on the principal market at any time since acquisition of the specific XRP held. An impairment loss is recognized when the carrying value of an XRP exceeds this lowest observable intraday price, in an amount equal to the difference.
Impairment losses are recognized in the period incurred and recorded within “Digital asset impairment” in the Company’s statements of operations. Following impairment, the digital assets are written down to fair value, which becomes the new cost basis and is not subsequently adjusted for increases in fair value. Gains on disposition, if any, are calculated as the excess of the sale price over the carrying value of the XRP sold (which reflects any previously recognized impairment losses) and are recognized in the statement of operations at the time of sale.
The Company determines the cost basis of XRP dispositions using specific identification, consistent with the ordering provisions of its operating agreement. Under these provisions, dispositions are made first from non-contributed XRP and thereafter from contributed XRP on a pro rata basis among contributed lots. Gains and losses are determined based on the carrying value of the XRP lots (which reflects any previously recognized impairment losses) disposed. The Company’s disposition strategy may also consider U.S. federal income tax implications; however, the accounting recognition of gains and losses is based on the carrying value of the XRP lots disposed.
Upon consummation of the Proposed Business Combination, the Company will be related parties to Ripple and will no longer be wholly-owned subsidiaries of or controlled by Ripple. Management reassessed the applicability of ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60), and determined that the XRP holdings will not meet the scoping criteria of ASC 350-60-15-1f. As such, the XRP holdings are excluded from the scope of ASC 350-60 and will continue to be accounted for as indefinite-lived intangible assets, measured at historical cost less accumulated impairment.
Income Tax
The Company is a U.S. C-Corporation and as such, is a regarded entity for U.S Federal and State taxation and subject to income taxes.
For purposes of these separately issued financial statements, the Company applies the separate return method, under which the Company’s current and deferred income taxes are determined as if the Company filed its income tax returns on a stand-alone basis in each applicable jurisdiction.
Refundable Investor Advances
Refundable investor advances are accounted for at fair value pursuant to the fair value option and are remeasured at fair value at each reporting date, with changes in fair value recognized on the statement of operations as other (income) expense.